Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	VALUE LINE CAPITAL APPRECIATION FUND INC
Entity Central Index Key	0000102757
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000162171
Shareholder Report [Line Items]
Fund Name	Value Line Capital Appreciation Fund, Inc.
Class Name	Institutional
Trading Symbol	VLIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Value Line Capital Appreciation Fund, Inc. (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.vlfunds.com. You can also request this information by contacting us at 1-800-243-2729 or investorservices@vlfunds.com.
Additional Information Phone Number	1-800-243-2729
Additional Information Email	investorservices@vlfunds.com
Additional Information Website	www.vlfunds.com
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$44	0.84%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.84%	[1]
AssetsNet	$ 554,825,390
Holdings Count | Holding	179
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$554,825,390
# of Portfolio Holdings	179
Portfolio Turnover Rate	11%

Holdings [Text Block]

Asset Allocation (% of Net Assets)

Table Summary
Value	Value
Common Stocks	64.6%
Bonds & Notes	29.8%
Cash & Other Assets - Net	5.6%

Common Stock Sectors (% of Common Stocks)*

Table Summary
Information Technology	51.3%
Communication Services	12.3%
Financials	11.2%
Consumer Discretionary	10.4%
Healthcare	9.4%
Industrials	4.3%
Energy	1.1%

* Excludes Short-term Investments, if any.

Bonds & Notes Sectors (% of Bonds & Notes)*

Table Summary
Government	44.3%
Residential Mortgage-Backed Securities	18.2%
Financial	12.3%
Consumer, Non-cyclical	6.2%
Energy	3.3%
Communications	3.0%
Consumer, Cyclical	2.8%
Basic Materials	2.5%
Technology	2.4%
Industrial	2.3%
Utilities	2.0%
Commercial Mortgage-Backed Securities	0.5%
Collateralized Mortgage Obligations	0.2%

Largest Holdings [Text Block]

Ten Largest Holdings (% of Net Assets)*

Table Summary
Micron Technology, Inc.	7.2%
Advanced Micro Devices, Inc.	6.3%
NVIDIA Corp.	3.7%
Alphabet, Inc.	3.5%
Amazon.com, Inc.	2.8%
Meta Platforms, Inc.	2.7%
Broadcom, Inc.	2.6%
ARM Holdings PLC	2.0%
Exelixis, Inc.	2.0%
U.S. Treasury Notes, 4.000% , 02/15/34	1.8%

Updated Prospectus Phone Number	800-243-2729
Updated Prospectus Email Address	investorservices@vlfunds.com
C000020636
Shareholder Report [Line Items]
Fund Name	Value Line Capital Appreciation Fund, Inc.
Class Name	Investor
Trading Symbol	VALIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Value Line Capital Appreciation Fund, Inc. (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.vlfunds.com. You can also request this information by contacting us at 1-800-243-2729 or investorservices@vlfunds.com.
Additional Information Phone Number	1-800-243-2729
Additional Information Email	investorservices@vlfunds.com
Additional Information Website	www.vlfunds.com
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$57	1.09%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.09%	[2]
AssetsNet	$ 554,825,390
Holdings Count | Holding	179
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$554,825,390
# of Portfolio Holdings	179
Portfolio Turnover Rate	11%

Holdings [Text Block]

Asset Allocation (% of Net Assets)

Table Summary
Value	Value
Common Stocks	64.6%
Bonds & Notes	29.8%
Cash & Other Assets - Net	5.6%

Common Stock Sectors (% of Common Stocks)*

Table Summary
Information Technology	51.3%
Communication Services	12.3%
Financials	11.2%
Consumer Discretionary	10.4%
Healthcare	9.4%
Industrials	4.3%
Energy	1.1%

* Excludes Short-term Investments, if any.

Bonds & Notes Sectors (% of Bonds & Notes)*

Table Summary
Government	44.3%
Residential Mortgage-Backed Securities	18.2%
Financial	12.3%
Consumer, Non-cyclical	6.2%
Energy	3.3%
Communications	3.0%
Consumer, Cyclical	2.8%
Basic Materials	2.5%
Technology	2.4%
Industrial	2.3%
Utilities	2.0%
Commercial Mortgage-Backed Securities	0.5%
Collateralized Mortgage Obligations	0.2%

Largest Holdings [Text Block]

Ten Largest Holdings (% of Net Assets)*

Table Summary
Micron Technology, Inc.	7.2%
Advanced Micro Devices, Inc.	6.3%
NVIDIA Corp.	3.7%
Alphabet, Inc.	3.5%
Amazon.com, Inc.	2.8%
Meta Platforms, Inc.	2.7%
Broadcom, Inc.	2.6%
ARM Holdings PLC	2.0%
Exelixis, Inc.	2.0%
U.S. Treasury Notes, 4.000% , 02/15/34	1.8%

Updated Prospectus Phone Number	800-243-2729
Updated Prospectus Email Address	investorservices@vlfunds.com

[1]	Annualized.
[2]	Annualized.